SHARE-BASED PAYMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Summary of information related to common stock and preferred stock warrants

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2022	4,418,320	$8.37
Granted	2,327,446	3.98
Exercised	(802,140)	3.92
Forfeited	—	—
Outstanding - March 31, 2023	5,943,626	$7.75
Exercisable at December 31, 2022	4,281,956	$8.42
Exercisable at March 31, 2023	5,807,262	$7.78

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2020	9,146	$266
Granted	30,120	458
Conversion of preferred stock warrants upon IPO	516	766
Exercised	(3,869)	457
Forfeited	(112)	766
Outstanding - December 31, 2021	35,801	$412
Granted	6,032,700	5.61
Exercised	(1,650,181)	5.25
Forfeited	—	—
Outstanding - December 31, 2022	4,418,320	$8.37

Exercisable at December 31, 2021	35,801	$412
Exercisable at December 31, 2022	4,281,956	$8.42